REVENUE AND OTHER OPERATING INCOME - Schedule of Other Operating Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue [abstract]
Gain on settlement of claims	$ 397	$ 3,998	$ 0
Other gains	41	18	519
Gain on sale of vessels	21,959	4,596	3,226
Loss on termination of leased vessels	0	(431)	0
Gain (loss) on pool arrangements	1,683	(141)	315
Total	$ 24,080	$ 8,040	$ 4,060